Average Annual Total Returns{- Fidelity Freedom Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2010 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1901 Past 1 year	F1901 Past 5 years	F1901 Past 10 years
Total	10.40%	7.59%	6.12%	9.42%	5.98%	5.00%	6.31%	5.56%	4.57%	7.51%	4.44%	3.84%	10.42%	7.71%	6.77%